Going Concern (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2022	Feb. 28, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Deficit	$ 22,655,652		$ 17,152,172	$ 12,208,728
Net loss	$ 5,504,481	$ 3,401,295	$ 4,940,548	$ 4,378,074